Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases	As of December 31, 2022, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2023	3,824
2024	533
2025	196

4,553

Schedule of Capital And Other Commitments	As of December 31, 2022, capital expenditures contracted for are analyzed as follows:

Capital commitments
RMB
Construction in progress	140,022
Investments	24,332

164,354